Offsets	Oct. 24, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Blackstone Real Estate Income Trust, Inc.
Form or Filing Type	S-8
File Number	333-263870
Initial Filing Date	Mar. 25, 2022
Fee Offset Claimed	$ 3,209.18
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class I Common Stock, par value $0.01 per share
Unsold Securities Associated with Fee Offset Claimed | shares	2,364,690
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 34,619,061.60
Offset Note	The Registrant previously paid a registration fee of $27,142.56 in connection with the registration of 20,000,000 shares of Common Stock, with a proposed maximum aggregate offering price of $292,800,000, under the Prior Registration Statement. The Registrant has terminated any offering that included the unsold securities under the Prior Registration Statement. In accordance with Rule 457(p) under the Securities Act, the total amount of the registration fee due upon the initial filing of subsequent registration statements, such as this Registration Statement, can be offset by $3,209.18, representing the fee associated with 2,364,690 unsold shares of Common Stock from the Prior Registration Statement. In accordance with Rule 457(p) under the Securities Act, the Registrant is using $3,209.18 of the unused filing fee from the Prior Registration Statement to offset the registration fee payable in connection with this Registration Statement.
Termination / Withdrawal Statement	The Registrant has terminated any offering that included the unsold securities under the Registration Statement on Form S-8, initially filed on March 25, 2022 (File No. 333-263870) (the "Prior Registration Statement"). In accordance with Rule 457(p) under the Securities Act, the total amount of the registration fee due upon the initial filing of subsequent registration statements, such as this Registration Statement, can be offset by $3,209.18, representing the fee associated with 2,364,690 unsold shares of Common Stock from the Prior Registration Statement. In accordance with Rule 457(p) under the Securities Act, the Registrant is using $3,209.18 of the unused filing fee from the Prior Registration Statement to offset the registration fee payable in connection with this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Blackstone Real Estate Income Trust, Inc.
Form or Filing Type	S-8
File Number	333-263870
Filing Date	Mar. 25, 2022
Fee Paid with Fee Offset Source	$ 3,209.18
Offset Note	The Registrant previously paid a registration fee of $27,142.56 in connection with the registration of 20,000,000 shares of Common Stock, with a proposed maximum aggregate offering price of $292,800,000, under the Prior Registration Statement. The Registrant has terminated any offering that included the unsold securities under the Prior Registration Statement. In accordance with Rule 457(p) under the Securities Act, the total amount of the registration fee due upon the initial filing of subsequent registration statements, such as this Registration Statement, can be offset by $3,209.18, representing the fee associated with 2,364,690 unsold shares of Common Stock from the Prior Registration Statement. In accordance with Rule 457(p) under the Securities Act, the Registrant is using $3,209.18 of the unused filing fee from the Prior Registration Statement to offset the registration fee payable in connection with this Registration Statement.